UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Hound Partners, LLC
Address:   101 Park Avenue, 48th Floor
           New York, New York 10178

Form 13F File Number:     028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jonathan Auerbach
Title:           Managing Member
Phone:           212-984-2500

Signature, Place, and Date of Signing:

/s/ Jonathan Auerbach          New York, New York        August 13, 2010
-------------------------     ---------------------    ------------------
    [Signature]                  [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total: $352,820
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number          Name

    1.       028-13192                     Hound Partners, LP
    2.       028-13191                     Hound Partners Offshore Fund, LP

                                                  FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2         COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7  COLUMN 8

                              TITLE OF                    VALUE       SHRS OR SH/ PUT/   INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                CLASS             CUSIP     (X$1000)    PRN AMT PRN CALL   DISCRETION    MANAGERS  SOLE  SHARED  NONE
CHIMERA INVT CORP             COM               16934Q109  16,505   4,572,036  SH       SHARED-DEFINED   1,2   4,572,036
CLEARWIRE CORP NEW            CL A              18538Q105   2,599     357,000  SH       SHARED-DEFINED   1,2     357,000
CONSTANT CONTACT INC          COM               210313102   2,298     107,748  SH       SHARED-DEFINED   1,2     107,748
COVANTA HLDG CORP             COM               22282E102  15,319     923,404  SH       SHARED-DEFINED   1,2     923,404
DIRECTV                       COM CL A          25490A101  31,301     922,793  SH       SHARED-DEFINED   1,2     922,793
ECHOSTAR CORP                 CL A              278768106  15,095     791,142  SH       SHARED-DEFINED   1,2     791,142
GRACE W R & CO DEL NEW        COM               38388F108  32,265   1,533,501  SH       SHARED-DEFINED   1,2   1,533,501
ENSCO PLC                     SPONSORED ADR     29358Q109  30,280     770,874  SH       SHARED-DEFINED   1,2     770,874
FUEL SYS SOLUTIONS INC        COM               35952W103   4,105     158,200      PUT  SHARED-DEFINED   1,2     158,200
GOOGLE INC                    CL A              38259P508  24,472      55,000  SH       SHARED-DEFINED   1,2      55,000
GREAT LAKES DREDGE & DOCK CO  COM               390607109   6,057   1,009,457  SH       SHARED-DEFINED   1,2   1,009,457
HECKMANN CORP                 *W EXP 11/09/201  422680116     571   1,328,418  SH       SHARED-DEFINED   1,2   1,328,418
HECKMANN CORP                 COM               422680108  13,032   2,808,633  SH       SHARED-DEFINED   1,2   2,808,633
KINDER MORGAN MANAGEMENT LLC  SHS               49455U100  14,937     263,950  SH       SHARED-DEFINED   1,2     263,950
LIBERTY MEDIA CORP NEW        LIB STAR COM A    53071M708  34,991     674,978  SH       SHARED-DEFINED   1,2     674,978
SPDR GOLD TRUST               GOLD SHS          78463V107  12,411     102,000  SH       SHARED-DEFINED   1,2     102,000
MONSANTO CO NEW               COM               61166W101  22,382     484,241  SH       SHARED-DEFINED   1,2     484,241
PETROHAWK ENERGY CORP         COM               716495106  13,366     787,638  SH       SHARED-DEFINED   1,2     787,638
RUBICON TECHNOLOGY INC        COM               78112T107   5,392     180,986  SH       SHARED-DEFINED   1,2     180,986
TRANSDIGM GROUP INC           COM               893641100  45,993     901,290  SH       SHARED-DEFINED   1,2     901,290
USEC INC                      NOTE 3.000%10/0   90333EAC2   9,449  12,900,000  SH       SHARED-DEFINED   1,2  12,900,000







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